SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and Credit Risk (Details)	12 Months Ended
	Jun. 30, 2019 USD ($) item customer	Jun. 30, 2018 USD ($) item customer	Jun. 30, 2017 item
Concentration Risk [Line Items]
Cash on deposit at financial institutions in the PRC | $	$ 143,128	$ 14,205
Revenue | Customer concentration
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%
Revenue | Customer concentration | Customer one
Concentration Risk [Line Items]
Concentration risk, percentage		13.00%	43.00%
Accounts Receivable | Customer concentration
Concentration Risk [Line Items]
Number of customers | customer	4	2
Accounts Receivable | Customer concentration | Customer one
Concentration Risk [Line Items]
Concentration risk, percentage	29.00%	36.00%
Accounts Receivable | Customer concentration | Customer two
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	22.00%
Accounts Receivable | Customer concentration | Customer three
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
Accounts Receivable | Customer concentration | Customer four
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
Purchases | Supplier concentration
Concentration Risk [Line Items]
Number of suppliers | item	2	1	1
Supplier one | Purchases | Supplier concentration
Concentration Risk [Line Items]
Concentration risk, percentage	51.00%	84.00%	80.00%
Supplier two | Purchases | Supplier concentration
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%